Net Income per Common Share (Tables)	12 Months Ended
Dec. 31, 2011
Earnings Per Share [Abstract]
Schedule of Earnings per Common Share
The following schedule summarizes the information used to compute earnings per common share:

	Years ended December 31,
(in thousands)	2011	2010	2009
Weighted average number of Common Shares used to compute basic net income per Common Share	233,850	232,635	206,928
Dilutive effect of stock options and restrictive stock units	2,876	2,843	2,717
Dilutive effect of outstanding warrant shares	2,338	5,005	3,967
Weighted average number of Common Shares used to compute diluted net income per Common Share	239,064	240,483	213,612
Outstanding stock options and restrictive stock units having no dilutive effect, not included in above calculation	3,995	2,152	2,627
Outstanding warrants having no dilutive effect, not included in above calculation	23,591	21,462	22,500